UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3010

Fidelity Advisor Series VII
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	April 30, 2006

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Advisor Biotechnology Fund
Class A
Class T
Class B
Class C
Institutional Class

April 30, 2006

1.800321.102

AFBT-QTLY-0606

Investments April 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
HEALTH CARE - 99.1%
Biotechnology - 88.2%
Acadia Pharmaceuticals, Inc. (a)	21,800	$ 252,226
Affymetrix, Inc. (a)	21,800	624,570
Albany Molecular Research, Inc. (a)	12,700	127,000
Alexion Pharmaceuticals, Inc. (a)	38,400	1,305,216
Alkermes, Inc. (a)	41,640	894,011
Alnylam Pharmaceuticals, Inc. (a)	10,000	154,000
Altus Pharmaceuticals, Inc.	3,500	76,440
Amgen, Inc. (a)	48,710	3,297,667
Amylin Pharmaceuticals, Inc. (a)	52,202	2,273,397
Anadys Pharmaceuticals, Inc. (a)	10,500	145,635
Applera Corp.:
- Applied Biosystems Group	51,100	1,473,724
- Celera Genomics Group (a)	17,700	212,223
Arena Pharmaceuticals, Inc. (a)	10,800	152,928
Biogen Idec, Inc. (a)	89,134	3,997,660
BioMarin Pharmaceutical, Inc. (a)	50,385	619,736
Celgene Corp. (a)	110,508	4,659,016
Cephalon, Inc. (a)	37,299	2,449,052
Charles River Laboratories International, Inc. (a)	27,400	1,294,650
Coley Pharmaceutical Group, Inc.	6,600	105,534
Combinatorx, Inc.	12,700	113,411
Cotherix, Inc. (a)	9,300	74,214
Cubist Pharmaceuticals, Inc. (a)	20,400	462,468
CV Therapeutics, Inc. (a)	17,600	349,360
Digene Corp. (a)	8,300	342,873
Enzo Biochem, Inc. (a)	4,000	49,120
Exelixis, Inc. (a)	32,000	344,320
Genentech, Inc. (a)	48,500	3,865,935
Genomic Health, Inc.	7,900	84,372
Genzyme Corp. (a)	44,620	2,728,959
Gilead Sciences, Inc. (a)	62,400	3,588,000
Human Genome Sciences, Inc. (a)	45,900	523,719
Illumina, Inc. (a)	2,200	69,586
ImClone Systems, Inc. (a)	10,964	395,800
Invitrogen Corp. (a)	18,250	1,204,683
Isis Pharmaceuticals, Inc. (a)	17,000	145,860
Ligand Pharmaceuticals, Inc. Class B (a)	26,100	319,725
Luminex Corp. (a)	2,600	39,468
MannKind Corp. (a)	21,300	426,000
Martek Biosciences (a)(d)	13,200	392,040
Medarex, Inc. (a)	42,790	513,908
MedImmune, Inc. (a)	91,200	2,870,064
Momenta Pharmaceuticals, Inc. (a)	11,308	191,218
Myogen, Inc. (a)	33,392	1,103,940
Myriad Genetics, Inc. (a)	12,500	320,375
Nektar Therapeutics (a)	12,300	264,573
Neurochem, Inc. (a)	10,500	151,677
Neurocrine Biosciences, Inc. (a)	11,600	665,376
OSI Pharmaceuticals, Inc. (a)	42,400	1,126,568

	Shares	Value
PDL BioPharma, Inc. (a)	52,900	$ 1,522,462
Regeneron Pharmaceuticals, Inc. (a)	16,300	236,676
Renovis, Inc. (a)	15,000	264,600
Serologicals Corp. (a)	10,100	314,312
SGX Pharmaceuticals, Inc.	8,800	58,344
Tanox, Inc. (a)	29,500	474,655
Techne Corp. (a)	15,910	901,461
Tercica, Inc. (a)	14,900	94,168
Theravance, Inc. (a)	18,700	524,722
Threshold Pharmaceuticals, Inc. (a)	13,242	195,320
Vertex Pharmaceuticals, Inc. (a)	51,600	1,876,692
ViaCell, Inc. (a)	500	2,895
Vion Pharmaceuticals, Inc. (a)	29,513	56,665
Zymogenetics, Inc. (a)	26,500	542,455
		53,907,724
Health Care Equipment & Supplies - 1.4%
Gen-Probe, Inc. (a)	1,400	74,858
IDEXX Laboratories, Inc. (a)	9,444	785,835
IntraLase Corp. (a)	300	6,444
		867,137
Health Care Providers & Services - 0.2%
Oracle Healthcare Acquisition Corp. unit	9,600	87,744
Pharmaceuticals - 9.3%
Adams Respiratory Therapeutics, Inc.	13,800	591,882
Adolor Corp. (a)	10,751	252,864
Barrier Therapeutics, Inc. (a)	8,600	81,184
Cardiome Pharma Corp. (a)	10,400	110,326
Connetics Corp. (a)	10,000	151,500
Cypress Bioscience, Inc. (a)	19,200	143,040
Elan Corp. PLC sponsored ADR (a)	25,400	373,634
Kos Pharmaceuticals, Inc. (a)	14,692	711,093
MGI Pharma, Inc. (a)	3,121	58,300
New River Pharmaceuticals, Inc. (a)	25,478	866,252
NitroMed, Inc. (a)	12,745	106,421
Sepracor, Inc. (a)	45,496	2,030,941
Somaxon Pharmaceuticals, Inc.	1,600	31,584
Xenoport, Inc.	6,900	154,905
		5,663,926
TOTAL COMMON STOCKS (Cost $52,586,628)		60,526,531
Money Market Funds - 1.9%
	Shares	Value
Fidelity Cash Central Fund, 4.8% (b)	862,825	$ 862,825
Fidelity Securities Lending Cash Central Fund, 4.83% (b)(c)	299,475	299,475
TOTAL MONEY MARKET FUNDS (Cost $1,162,300)		1,162,300
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $53,748,928)	61,688,831
NET OTHER ASSETS - (1.0)%	(597,411)
NET ASSETS - 100%	$ 61,091,420
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 23,848
Fidelity Securities Lending Cash Central Fund	5,012
Total	$ 28,860
Income Tax Information

At April 30, 2006, the aggregate cost of investment securities for income tax purposes was $54,477,624. Net unrealized appreciation aggregated $7,211,207, of which $11,990,583 related to appreciated investment securities and $4,779,376 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Consumer Industries Fund
Class A
Class T
Class B
Class C
Institutional Class

April 30, 2006

1.800322.102

AFCI-QTLY-0606

Investments April 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
CONSUMER DISCRETIONARY - 57.6%
Automobiles - 0.3%
Harley-Davidson, Inc.	3,500	$ 177,940
Distributors - 0.8%
Keystone Automotive Industries, Inc. (a)	3,800	156,940
Li & Fung Ltd.	146,000	346,485
		503,425
Diversified Consumer Services - 1.3%
Apollo Group, Inc. Class A (a)	9,100	497,224
Weight Watchers International, Inc.	5,500	271,425
		768,649
Hotels, Restaurants & Leisure - 12.4%
Aristocrat Leisure Ltd. (d)	27,700	309,953
Boyd Gaming Corp.	3,200	159,424
Buffalo Wild Wings, Inc. (a)	25,400	1,096,772
Carnival Corp. unit	18,200	852,124
CBRL Group, Inc.	3,900	158,769
Domino's Pizza, Inc.	8,800	231,704
eLong, Inc. sponsored ADR (a)	29,700	414,315
International Game Technology (d)	8,800	333,784
International Speedway Corp. Class A	1,700	83,623
Kerzner International Ltd. (a)	6,200	484,468
MGM MIRAGE (a)	11,700	525,330
OSI Restaurant Partners, Inc.	15,500	661,850
Royal Caribbean Cruises Ltd.	12,000	501,480
Starbucks Corp. (a)	19,800	737,946
Starwood Hotels & Resorts Worldwide, Inc.	10,700	613,966
Station Casinos, Inc.	1,900	146,452
WMS Industries, Inc. (a)	4,400	137,500
		7,449,460
Household Durables - 0.5%
D.R. Horton, Inc.	4,600	138,092
Ryland Group, Inc.	2,200	138,842
Sealy Corp., Inc.	600	9,570
		286,504
Internet & Catalog Retail - 1.4%
Coldwater Creek, Inc. (a)	16,200	452,952
Priceline.com, Inc. (a)	15,100	369,044
		821,996
Leisure Equipment & Products - 3.0%
Brunswick Corp.	7,800	305,916
K2, Inc. (a)	10,400	122,616
MarineMax, Inc. (a)	19,600	642,096
RC2 Corp. (a)	2,900	114,666
SCP Pool Corp.	13,950	651,744
		1,837,038
Media - 10.0%
Carmike Cinemas, Inc.	6,300	155,673
Dow Jones & Co., Inc.	3,900	144,183

	Shares	Value
Gannett Co., Inc.	7,280	$ 400,400
Harte-Hanks, Inc.	7,300	199,290
Interpublic Group of Companies, Inc. (a)	30,191	289,230
McGraw-Hill Companies, Inc.	12,600	701,316
Media General, Inc. Class A	3,600	147,888
News Corp. Class A	60,584	1,039,621
Omnicom Group, Inc.	7,200	648,072
Reuters Group PLC sponsored ADR	4,000	169,920
The Walt Disney Co.	49,600	1,386,816
Viacom, Inc. Class B (non-vtg.) (a)	19,100	760,753
		6,043,162
Multiline Retail - 8.9%
Family Dollar Stores, Inc.	9,500	237,500
Federated Department Stores, Inc.	15,100	1,175,535
JCPenney Co., Inc.	9,800	641,508
KarstadtQuelle AG (a)(d)	17,100	514,114
Kohl's Corp. (a)	2,300	128,432
Nordstrom, Inc.	9,300	356,469
Saks, Inc.	10,700	215,498
Sears Holdings Corp. (a)	1,700	244,273
Target Corp.	34,700	1,842,570
		5,355,899
Specialty Retail - 13.0%
Aeropostale, Inc. (a)	8,500	261,035
American Eagle Outfitters, Inc.	7,100	230,040
AutoZone, Inc. (a)	3,000	280,830
Best Buy Co., Inc.	18,950	1,073,707
Casual Male Retail Group, Inc. (a)	17,900	168,618
Charlotte Russe Holding, Inc. (a)	6,900	149,040
Chico's FAS, Inc. (a)	12,000	444,720
DSW, Inc. Class A	100	3,130
Esprit Holdings Ltd.	39,500	315,356
Foot Locker, Inc.	12,200	282,796
Gamestop Corp. Class B (a)	7,100	301,537
Guitar Center, Inc. (a)	6,500	349,440
Gymboree Corp. (a)	8,700	261,696
Hot Topic, Inc. (a)	7,650	113,450
Lowe's Companies, Inc. (d)	18,300	1,153,815
Office Depot, Inc. (a)	16,000	649,280
OfficeMax, Inc.	4,200	162,540
PETsMART, Inc.	4,800	132,768
Sports Authority, Inc. (a)	1,500	55,740
Staples, Inc.	27,750	732,878
TJX Companies, Inc.	6,000	144,780
Tractor Supply Co. (a)	2,800	181,412
Urban Outfitters, Inc. (a)	14,700	341,040
		7,789,648
Textiles, Apparel & Luxury Goods - 6.0%
Carter's, Inc. (a)	11,300	761,168
Coach, Inc. (a)	11,200	369,824
Deckers Outdoor Corp. (a)	5,500	234,795
Kenneth Cole Productions, Inc. Class A (sub. vtg.)	3,400	86,734
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Liz Claiborne, Inc.	13,300	$ 519,365
NIKE, Inc. Class B	9,600	785,664
Polo Ralph Lauren Corp. Class A	7,800	473,616
Ports Design Ltd.	131,500	207,766
Quiksilver, Inc. (a)	10,400	142,168
		3,581,100
TOTAL CONSUMER DISCRETIONARY		34,614,821
CONSUMER STAPLES - 26.1%
Beverages - 8.2%
Coca-Cola Enterprises, Inc.	21,300	415,989
Diageo PLC sponsored ADR (d)	4,800	318,000
InBev SA (d)	4,900	247,160
PepsiCo, Inc.	38,000	2,213,120
SABMiller PLC	15,200	320,732
The Coca-Cola Co.	33,800	1,418,248
		4,933,249
Food & Staples Retailing - 7.6%
Costco Wholesale Corp.	13,800	751,134
CVS Corp.	23,600	701,392
Wal-Mart Stores, Inc.	39,180	1,764,275
Walgreen Co.	24,300	1,018,899
Whole Foods Market, Inc.	5,900	362,142
		4,597,842
Food Products - 4.0%
Diamond Foods, Inc.	8,400	159,600
Flowers Foods, Inc.	4,400	123,596
Green Mountain Coffee Roasters, Inc. (a)	3,200	127,360
Lindt & Spruengli AG (participation certificate)	351	715,980
Nestle SA sponsored ADR	16,750	1,280,538
		2,407,074
Household Products - 4.5%
Colgate-Palmolive Co.	11,100	656,232
Procter & Gamble Co. (d)	34,897	2,031,354
		2,687,586
Personal Products - 1.8%
Avon Products, Inc.	22,600	736,986
Herbalife Ltd. (a)	9,200	320,160
		1,057,146
TOTAL CONSUMER STAPLES		15,682,897
FINANCIALS - 0.7%
Real Estate - 0.7%
Host Marriott Corp.	6,550	137,681
MeriStar Hospitality Corp. (a)	26,100	272,484
		410,165

	Shares	Value
INDUSTRIALS - 2.5%
Commercial Services & Supplies - 1.5%
Monster Worldwide, Inc. (a)	9,800	$ 562,520
Robert Half International, Inc.	8,200	346,614
		909,134
Electrical Equipment - 1.0%
Evergreen Solar, Inc. (a)	27,100	376,148
SolarWorld AG	800	249,302
		625,450
TOTAL INDUSTRIALS		1,534,584
INFORMATION TECHNOLOGY - 12.7%
Computers & Peripherals - 0.6%
Apple Computer, Inc. (a)	4,900	344,911
Internet Software & Services - 11.1%
Bankrate, Inc. (a)	2,500	120,675
Digitas, Inc. (a)	13,300	187,663
eBay, Inc. (a)	31,900	1,097,679
Google, Inc. Class A (sub. vtg.) (a)	8,300	3,468,900
Homestore, Inc. (a)	38,983	239,356
Sina Corp. (a)	6,500	171,925
Sohu.com, Inc. (a)	6,800	188,700
Yahoo!, Inc. (a)	36,470	1,195,487
		6,670,385
Semiconductors & Semiconductor Equipment - 0.3%
MEMC Electronic Materials, Inc. (a)	3,900	158,340
Software - 0.7%
Activision, Inc. (a)	14,533	206,223
Electronic Arts, Inc. (a)	4,100	232,880
		439,103
TOTAL INFORMATION TECHNOLOGY		7,612,739
TOTAL COMMON STOCKS (Cost $49,284,810)		59,855,206
Money Market Funds - 8.3%
Fidelity Cash Central Fund, 4.8% (b)	439,148	439,148
Fidelity Securities Lending Cash Central Fund, 4.83% (b)(c)	4,576,510	4,576,510
TOTAL MONEY MARKET FUNDS (Cost $5,015,658)		5,015,658
TOTAL INVESTMENT PORTFOLIO - 107.9% (Cost $54,300,468)	64,870,864
NET OTHER ASSETS - (7.9)%	(4,766,764)
NET ASSETS - 100%	$ 60,104,100
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 33,119
Fidelity Securities Lending Cash Central Fund	13,005
Total	$ 46,124
Income Tax Information

At April 30, 2006, the aggregate cost of investment securities for income tax purposes was $54,318,710. Net unrealized appreciation aggregated $10,552,154, of which $11,908,924 related to appreciated investment securities and $1,356,770 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Cyclical Industries Fund
Class A
Class T
Class B
Class C
Institutional Class

April 30, 2006

1.800323.102

AFCY-QTLY-0606

Investments April 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.0%
	Shares	Value
CONSUMER DISCRETIONARY - 6.6%
Auto Components - 1.8%
Amerigon, Inc. (a)	134,758	$ 1,007,990
BorgWarner, Inc.	12,400	753,052
Continental AG (d)	4,400	523,872
Johnson Controls, Inc.	22,500	1,834,875
		4,119,789
Automobiles - 1.6%
Bayerische Motoren Werke AG (BMW)	39,400	2,142,955
General Motors Corp. (d)	49,700	1,137,136
Toyota Motor Corp. sponsored ADR	3,500	409,955
		3,690,046
Diversified Consumer Services - 0.1%
Education Management Corp. (a)	6,300	267,498
Household Durables - 2.8%
D.R. Horton, Inc.	40,400	1,212,808
KB Home	32,300	1,988,711
Pulte Homes, Inc.	23,000	859,050
Ryland Group, Inc.	28,300	1,786,013
Toll Brothers, Inc. (a)	13,200	424,380
		6,270,962
Specialty Retail - 0.3%
Gamestop Corp. Class B (a)	2,300	97,681
Sherwin-Williams Co.	8,600	438,084
		535,765
TOTAL CONSUMER DISCRETIONARY		14,884,060
CONSUMER STAPLES - 0.2%
Food Products - 0.2%
Imperial Sugar Co.	16,000	546,720
ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
CONSOL Energy, Inc.	6,100	519,476
Massey Energy Co.	6,400	247,360
Overseas Shipholding Group, Inc.	300	14,649
		781,485
FINANCIALS - 0.2%
Real Estate - 0.2%
Potlatch Corp.	10,690	416,269
HEALTH CARE - 0.1%
Health Care Equipment & Supplies - 0.1%
Varian, Inc. (a)	2,700	116,829
INDUSTRIALS - 69.2%
Aerospace & Defense - 14.8%
Alliant Techsystems, Inc. (a)	3,200	255,968
Aviall, Inc. (a)	28,400	1,070,680
BAE Systems PLC sponsored ADR	34,200	1,053,360

	Shares	Value
DRS Technologies, Inc.	17,600	$ 977,328
EADS NV (d)	12,400	489,359
General Dynamics Corp.	52,400	3,438,488
Goodrich Corp.	21,900	974,550
Hexcel Corp. (a)	141,900	3,134,571
Honeywell International, Inc.	119,300	5,070,250
L-3 Communications Holdings, Inc.	19,100	1,560,470
Lockheed Martin Corp.	32,000	2,428,800
Meggitt PLC	68,000	417,310
Precision Castparts Corp.	31,300	1,971,274
Raytheon Co.	43,400	1,921,318
Rockwell Collins, Inc.	14,940	854,568
Rolls-Royce Group PLC	47,423	412,114
The Boeing Co.	1,100	91,795
United Technologies Corp.	117,900	7,405,299
		33,527,502
Air Freight & Logistics - 4.3%
C.H. Robinson Worldwide, Inc.	29,500	1,308,325
FedEx Corp.	21,200	2,440,756
Forward Air Corp.	10,120	406,520
Hub Group, Inc. Class A (a)	23,636	1,162,182
United Parcel Service, Inc. Class B	39,100	3,169,837
UTI Worldwide, Inc.	42,100	1,313,099
		9,800,719
Airlines - 2.2%
AirTran Holdings, Inc. (a)	139,900	1,955,802
JetBlue Airways Corp. (a)	100	1,026
Midwest Air Group, Inc. (a)(d)	36,600	177,510
Republic Airways Holdings, Inc. (a)	32,488	552,296
Ryanair Holdings PLC sponsored ADR (a)	5,700	268,356
UAL Corp. (a)	24,300	875,043
US Airways Group, Inc. (a)	27,500	1,189,650
		5,019,683
Building Products - 1.2%
American Standard Companies, Inc.	39,300	1,710,729
Goodman Global, Inc.	2,000	39,600
Masco Corp.	28,200	899,580
		2,649,909
Commercial Services & Supplies - 2.9%
Allied Waste Industries, Inc. (a)	87,900	1,244,664
CDI Corp.	38,600	1,094,310
Republic Services, Inc.	10,000	440,100
Robert Half International, Inc.	21,900	925,713
The Brink's Co.	8,400	426,720
Waste Connections, Inc. (a)	14,550	560,175
Waste Management, Inc.	50,600	1,895,476
		6,587,158
Construction & Engineering - 7.6%
Chicago Bridge & Iron Co. NV (NY Shares)	79,900	1,915,203
Comfort Systems USA, Inc.	42,200	643,972
Fluor Corp.	92,200	8,566,302
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Construction & Engineering - continued
Foster Wheeler Ltd. (a)	9,900	$ 441,144
Jacobs Engineering Group, Inc. (a)	12,000	992,400
Perini Corp. (a)	84,200	2,528,526
Shaw Group, Inc. (a)	18,200	556,920
SNC-Lavalin Group, Inc.	53,300	1,549,419
		17,193,886
Electrical Equipment - 2.6%
AMETEK, Inc.	5,900	290,693
Cooper Industries Ltd. Class A	13,200	1,207,140
Emerson Electric Co.	3,400	288,830
Global Power Equipment Group, Inc. (a)(d)	135,300	581,790
Hubbell, Inc. Class B	9,700	501,005
Rockwell Automation, Inc.	22,900	1,659,334
Roper Industries, Inc.	7,300	346,458
Thomas & Betts Corp. (a)	4,900	279,055
Vestas Wind Systems AS (a)	26,600	722,031
		5,876,336
Industrial Conglomerates - 15.6%
3M Co.	110,360	9,428,055
General Electric Co.	520,300	17,997,177
Smiths Group PLC	59,900	1,113,729
Textron, Inc.	11,600	1,043,420
Tyco International Ltd.	217,700	5,736,395
		35,318,776
Machinery - 11.1%
Actuant Corp. Class A	1,800	115,110
AGCO Corp. (a)	9,400	222,498
American Railcar Industries, Inc.	200	7,140
Atlas Copco AB (B Shares) (d)	41,200	1,125,392
Briggs & Stratton Corp.	10,500	354,270
Bucyrus International, Inc. Class A	24,150	1,253,627
Caterpillar, Inc.	59,800	4,529,252
Danaher Corp.	34,400	2,205,384
Deere & Co.	25,300	2,220,834
Dover Corp.	17,200	855,700
Illinois Tool Works, Inc.	43,000	4,416,100
ITT Industries, Inc.	37,100	2,086,133
Joy Global, Inc.	22,600	1,484,594
KCI Konecranes Oyj	61,700	1,143,526
Manitowoc Co., Inc.	6,700	332,253
Navistar International Corp. (a)	14,940	394,117
Pentair, Inc.	8,300	317,724
Samsung Heavy Industries Ltd.	890	21,043
Schindler Holding AG	9,750	534,548
Toro Co.	24,200	1,196,690
Wabash National Corp.	12,300	222,630
		25,038,565
Marine - 0.9%
Alexander & Baldwin, Inc.	5,120	255,334

	Shares	Value
Camillo Eitzen & Co. ASA	36,500	$ 408,728
Odfjell ASA (A Shares)	39,500	641,046
Stolt-Nielsen SA (d)	23,200	660,781
		1,965,889
Road & Rail - 5.7%
Burlington Northern Santa Fe Corp.	40,000	3,181,200
Canadian National Railway Co.	77,200	3,461,571
Kansas City Southern (a)	600	14,580
Laidlaw International, Inc.	17,300	428,175
Landstar System, Inc.	22,608	960,614
Norfolk Southern Corp.	71,800	3,877,200
Old Dominion Freight Lines, Inc. (a)	12,200	392,840
Union Pacific Corp.	5,800	529,018
		12,845,198
Trading Companies & Distributors - 0.3%
H&E Equipment Services, Inc.	600	20,946
Watsco, Inc.	6,300	399,735
WESCO International, Inc. (a)	4,900	367,500
		788,181
Transportation Infrastructure - 0.0%
Grupo Aeroportuario del Pacifico SA de CV sponsored ADR	600	19,968
TOTAL INDUSTRIALS		156,631,770
INFORMATION TECHNOLOGY - 1.5%
Communications Equipment - 0.7%
Dycom Industries, Inc. (a)	16,600	363,706
Harris Corp.	28,000	1,303,960
		1,667,666
Electronic Equipment & Instruments - 0.2%
Cogent, Inc. (a)	8,600	140,696
CPI International, Inc.	1,000	18,000
FARO Technologies, Inc. (a)	12,200	185,318
		344,014
IT Services - 0.6%
CACI International, Inc. Class A (a)	9,000	562,860
ManTech International Corp. Class A (a)	16,600	548,298
NCI, Inc. Class A	2,800	39,340
SI International, Inc. (a)	6,100	207,827
		1,358,325
TOTAL INFORMATION TECHNOLOGY		3,370,005
MATERIALS - 14.7%
Chemicals - 12.2%
Agrium, Inc.	29,700	767,737
Air Products & Chemicals, Inc.	21,400	1,466,328
Airgas, Inc.	29,000	1,173,050
Albemarle Corp.	20,900	999,438
Ashland, Inc.	30,500	2,007,510
Celanese Corp. Class A	16,800	368,760
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Chemtura Corp.	90,594	$ 1,105,247
Cytec Industries, Inc.	26,600	1,608,502
Dow Chemical Co.	27,900	1,133,019
E.I. du Pont de Nemours & Co.	57,500	2,535,750
Ecolab, Inc.	33,700	1,273,860
Ferro Corp.	27,700	534,056
FMC Corp.	25,700	1,633,492
Georgia Gulf Corp.	29,900	886,834
Linde AG (d)	11,800	1,056,415
Lubrizol Corp.	200	8,722
Minerals Technologies, Inc.	200	11,444
Monsanto Co.	22,800	1,901,520
Mosaic Co. (a)(d)	27,251	408,765
NOVA Chemicals Corp.	15,600	462,698
Pioneer Companies, Inc. (a)	13,600	435,472
Potash Corp. of Saskatchewan	17,300	1,637,775
Praxair, Inc.	48,700	2,733,531
Rohm & Haas Co.	10,600	536,360
The Scotts Co. Class A	4,800	212,448
Westlake Chemical Corp.	22,500	682,875
		27,581,608
Construction Materials - 0.9%
Martin Marietta Materials, Inc.	3,200	339,712
U.S. Concrete, Inc. (a)	72,700	997,444
Vulcan Materials Co.	8,600	730,656
		2,067,812
Containers & Packaging - 0.2%
Crown Holdings, Inc. (a)	16,200	259,686
Owens-Illinois, Inc. (a)	11,000	201,080
		460,766
Metals & Mining - 1.4%
IPSCO, Inc.	5,000	516,011
Nucor Corp.	13,000	1,414,660
Oregon Steel Mills, Inc. (a)	26,800	1,327,404
		3,258,075
TOTAL MATERIALS		33,368,261

	Shares	Value
UTILITIES - 0.2%
Independent Power Producers & Energy Traders - 0.2%
Mirant Corp. (a)	15,400	$ 378,224
TOTAL COMMON STOCKS (Cost $174,603,978)		210,493,623
Nonconvertible Preferred Stocks - 0.0%

INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
Rolls-Royce Group PLC Series B (Cost $4,540)	2,551,357	4,955
Money Market Funds - 5.9%

Fidelity Cash Central Fund, 4.8% (b)	7,461,674	7,461,674
Fidelity Securities Lending Cash Central Fund, 4.83% (b)(c)	5,932,130	5,932,130
TOTAL MONEY MARKET FUNDS (Cost $13,393,804)		13,393,804
TOTAL INVESTMENT PORTFOLIO - 98.9% (Cost $188,002,322)	223,892,382
NET OTHER ASSETS - 1.1%	2,452,250
NET ASSETS - 100%	$ 226,344,632
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 78,255
Fidelity Securities Lending Cash Central Fund	21,863
Total	$ 100,118
Income Tax Information

At April 30, 2006, the aggregate cost of investment securities for income tax purposes was $188,456,701. Net unrealized appreciation aggregated $35,435,681, of which $38,723,951 related to appreciated investment securities and $3,288,270 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Developing Communications Fund

Class A
Class T
Class B
Class C
Institutional Class

April 30, 2006

1.800324.102

AFDC-QTLY-0606

Investments April 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value
CONSUMER DISCRETIONARY - 0.6%
Household Durables - 0.6%
Directed Electronics, Inc.	2,300	$ 37,605
Dolby Laboratories, Inc. Class A (a)	2,100	49,434
Garmin Ltd.	100	8,636
		95,675
INDUSTRIALS - 0.6%
Commercial Services & Supplies - 0.4%
Tele Atlas NV (a)	2,400	61,013
Electrical Equipment - 0.2%
Energy Conversion Devices, Inc. (a)	400	20,004
TOTAL INDUSTRIALS		81,017
INFORMATION TECHNOLOGY - 87.1%
Communications Equipment - 61.5%
3Com Corp. (a)	11,600	62,524
ADC Telecommunications, Inc. (a)	7,700	172,403
ADVA AG Optical Networking (a)	6,020	71,394
Alvarion Ltd. (a)	5,500	45,375
Andrew Corp. (a)	7,700	81,466
Arris Group, Inc. (a)	3,900	46,215
AudioCodes Ltd. (a)	17,100	232,902
Avanex Corp. (a)	13,300	30,457
Bookham, Inc. (a)	21,972	133,809
C-COR, Inc. (a)	800	6,544
Ceragon Networks Ltd. (a)	11,600	62,524
CIENA Corp. (a)	75,750	309,818
CommScope, Inc. (a)	300	9,915
Comtech Group, Inc. (a)	2,601	33,709
Comverse Technology, Inc. (a)	29,206	661,516
Corning, Inc. (a)	33,300	920,079
CSR PLC (a)	3,100	68,352
ECI Telecom Ltd. (a)	4,100	43,788
Extreme Networks, Inc. (a)	4,700	21,338
F5 Networks, Inc. (a)	5,200	304,512
Foundry Networks, Inc. (a)	8,500	120,785
Foxconn International Holdings Ltd. (a)	2,000	4,308
InterDigital Communication Corp. (a)	2,800	70,896
Ixia (a)	3,900	44,070
Juniper Networks, Inc. (a)	17,350	320,628
Lucent Technologies, Inc. (a)	209,300	583,947
Motorola, Inc.	25,600	546,560
MRV Communications, Inc. (a)	21,317	81,218
NETGEAR, Inc. (a)	3,000	67,350
NMS Communications Corp. (a)	12,298	52,635
Nokia Corp. sponsored ADR	35,800	811,228
Nortel Networks Corp. (a)	335,600	892,536
Orckit Communications Ltd. (a)	5,200	83,824
Powerwave Technologies, Inc. (a)	5,600	62,440
QUALCOMM, Inc.	20,100	1,031,934
RADWARE Ltd. (a)	3,000	47,550

	Shares	Value
Research In Motion Ltd. (a)	4,340	$ 332,515
Riverstone Networks, Inc. (a)	30,300	27,270
Sandvine Corp. (c)	6,900	14,471
Sonus Networks, Inc. (a)	26,704	132,719
Stratex Networks, Inc. (a)	5,600	35,336
Symmetricom, Inc. (a)	13,200	106,920
Tekelec (a)	15,200	217,056
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	22	780
Tellabs, Inc. (a)	16,500	261,525
Telson Electronics Co. Ltd. (a)	16,942	0
Terayon Communication Systems, Inc. (a)	57,300	105,146
TomTom Group BV	200	9,028
Tut Systems, Inc. (a)	2,400	7,176
		9,390,491
Computers & Peripherals - 2.6%
Compal Electronics, Inc.	5,509	6,060
Concurrent Computer Corp. (a)	64,017	204,854
NCR Corp. (a)	1,400	55,160
NEC Corp. sponsored ADR	90	629
Synaptics, Inc. (a)	4,600	120,612
		387,315
Electronic Equipment & Instruments - 1.6%
Applied Films Corp. (a)	6,200	135,904
Chi Mei Optoelectronics Corp.	9,549	13,573
HannStar Display Corp.	58,000	11,525
Molex, Inc.	600	22,272
Photon Dynamics, Inc. (a)	1,016	19,355
Trimble Navigation Ltd. (a)	400	18,952
Xyratex Ltd. (a)	900	26,919
		248,500
Internet Software & Services - 9.1%
aQuantive, Inc. (a)	1,200	30,072
Google, Inc. Class A (sub. vtg.) (a)	2,593	1,083,722
Openwave Systems, Inc. (a)	13,307	247,643
Traffic.com, Inc.	4,500	28,215
		1,389,652
Semiconductors & Semiconductor Equipment - 9.7%
Actel Corp. (a)	551	8,855
Advanced Analogic Technologies, Inc.	6,600	74,052
AMIS Holdings, Inc. (a)	7,100	73,201
Analog Devices, Inc.	800	30,336
Applied Micro Circuits Corp. (a)	12,532	45,992
ARM Holdings PLC sponsored ADR	5,600	41,496
ATI Technologies, Inc. (a)	4,600	71,379
Broadcom Corp. Class A (a)	700	28,777
Conexant Systems, Inc. (a)	41,500	146,910
Cree, Inc. (a)	1,100	32,802
EMCORE Corp. (a)	7,600	81,016
Exar Corp. (a)	143	2,072
Freescale Semiconductor, Inc. Class A (a)	4,900	154,938
Marvell Technology Group Ltd. (a)	600	34,254
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
MEMC Electronic Materials, Inc. (a)	2,700	$ 109,620
Microtune, Inc. (a)	7,300	48,472
Mindspeed Technologies, Inc. (a)	23,209	80,767
MIPS Technologies, Inc. (a)	1,398	10,359
Netlogic Microsystems, Inc. (a)	1,600	64,432
O2Micro International Ltd. sponsored ADR (a)	9,500	102,030
Pericom Semiconductor Corp. (a)	1,300	12,688
Pixelplus Co. Ltd. sponsored ADR	3,600	15,084
PowerDsine Ltd. (a)	3,400	28,322
Sigma Designs, Inc. (a)	188	2,609
Silicon Motion Technology Corp. sponsored ADR	2,200	32,736
Silicon On Insulator Technologies SA (SOITEC) (a)	2,300	75,069
Silicon Storage Technology, Inc. (a)	1,200	5,484
SiRF Technology Holdings, Inc. (a)	200	6,830
Transmeta Corp. (a)	6,600	13,794
Trident Microsystems, Inc. (a)	1,000	26,600
Vimicro International Corp. sponsored ADR	1,200	22,512
		1,483,488
Software - 2.6%
Catapult Communications Corp. (a)	958	11,458
NAVTEQ Corp. (a)	1,900	78,888
Ubiquity Software Corp. PLC	75,000	44,454
Ubisoft Entertainment SA (a)	500	24,779
Ulticom, Inc. (a)	19,098	191,553
Wind River Systems, Inc. (a)	4,200	47,922
		399,054
TOTAL INFORMATION TECHNOLOGY		13,298,500
TELECOMMUNICATION SERVICES - 9.9%
Diversified Telecommunication Services - 0.5%
Level 3 Communications, Inc. (a)	6,700	36,180
Philippine Long Distance Telephone Co. sponsored ADR	1,000	39,750
		75,930
Wireless Telecommunication Services - 9.4%
American Tower Corp. Class A (a)	7,400	252,636

	Shares	Value
Crown Castle International Corp. (a)	7,700	$ 259,105
MTN Group Ltd.	4,100	40,915
NII Holdings, Inc. (a)	300	17,970
Sprint Nextel Corp.	31,300	776,240
Syniverse Holdings, Inc. (a)	2,900	51,359
Vimpel Communications sponsored ADR (a)	700	32,585
WiderThan Co. Ltd. ADR	600	8,856
		1,439,666
TOTAL TELECOMMUNICATION SERVICES		1,515,596
TOTAL COMMON STOCKS (Cost $14,380,660)		14,990,788
Convertible Bonds - 0.1%
	Principal Amount
INFORMATION TECHNOLOGY - 0.1%
Communications Equipment - 0.1%
CIENA Corp. 0.25% 5/1/13	$ 20,000	17,688
TOTAL CONVERTIBLE BONDS (Cost $20,000)		17,688
Money Market Funds - 1.7%
	Shares
Fidelity Cash Central Fund, 4.8% (b) (Cost $265,975)	265,975	265,975
TOTAL INVESTMENT PORTFOLIO - 100% (Cost $14,666,635)		15,274,451
NET OTHER ASSETS - 0.0%		(3,374)
NET ASSETS - 100%		$ 15,271,077
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $14,471 or 0.1% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 5,700
Income Tax Information

At April 30, 2006, the aggregate cost of investment securities for income tax purposes was $14,809,023. Net unrealized appreciation aggregated $465,428, of which $1,497,887 related to appreciated investment securities and $1,032,459 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

For

Fidelity ® Advisor Electronics Fund
Class A
Class T
Class B
Class C
Institutional Class

April 30, 2006

1.800325.102

AFEL-QTLY-0606

Investments April 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value
INDUSTRIALS - 0.3%
Machinery - 0.3%
Spire Corp. (a)	10,000	$ 94,600
INFORMATION TECHNOLOGY - 98.0%
Communications Equipment - 1.3%
CSR PLC (a)	25,000	551,228
Computers & Peripherals - 1.6%
Seagate Technology	15,000	398,400
Synaptics, Inc. (a)	10,000	262,200
		660,600
Electronic Equipment & Instruments - 13.7%
Amphenol Corp. Class A	10,000	578,000
Applied Films Corp. (a)	10,000	219,200
Arrow Electronics, Inc. (a)	60,000	2,172,000
Avnet, Inc. (a)	30,000	784,500
Cogent, Inc. (a)	10,000	163,600
Hon Hai Precision Industry Co. Ltd. (Foxconn)	250,000	1,696,389
		5,613,689
Semiconductors & Semiconductor Equipment - 81.4%
Altera Corp. (a)	100,000	2,184,000
Analog Devices, Inc.	44,950	1,704,504
Cohu, Inc.	125,000	2,398,750
Cypress Semiconductor Corp. (a)	10,000	171,600
FormFactor, Inc. (a)	25,000	1,042,250
Freescale Semiconductor, Inc. Class A (a)	35,000	1,106,700
Holtek Semiconductor, Inc.	200,000	400,552
Intel Corp.	114,990	2,297,500
Intersil Corp. Class A	10,000	296,100
KLA-Tencor Corp.	29,990	1,444,318
Lam Research Corp. (a)	30,030	1,467,866
Leadis Technology, Inc. (a)	10,000	61,900
Linear Technology Corp.	95,000	3,372,501
LSI Logic Corp. (a)	145,000	1,544,250
Marvell Technology Group Ltd. (a)	30,000	1,712,700
Maxim Integrated Products, Inc.	45,000	1,586,700
Microchip Technology, Inc.	15,000	558,900
National Semiconductor Corp.	75,020	2,249,100

	Shares	Value
ON Semiconductor Corp. (a)	150,000	$ 1,075,500
Saifun Semiconductors Ltd.	9,900	338,778
Siliconware Precision Industries Co. Ltd. sponsored ADR (d)	60,400	422,800
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	90,000	943,200
Tessera Technologies, Inc. (a)	10,000	320,700
Texas Instruments, Inc.	60,000	2,082,600
Varian Semiconductor Equipment Associates, Inc. (a)	15,000	491,250
Vimicro International Corp. sponsored ADR	25,000	469,000
Volterra Semiconductor Corp. (a)	20,000	328,600
Xilinx, Inc.	50,000	1,383,500
		33,456,119
TOTAL INFORMATION TECHNOLOGY		40,281,636
TOTAL COMMON STOCKS (Cost $37,233,979)		40,376,236
Money Market Funds - 2.7%

Fidelity Cash Central Fund, 4.8% (b)	844,755	844,755
Fidelity Securities Lending Cash Central Fund, 4.83% (b)(c)	281,250	281,250
TOTAL MONEY MARKET FUNDS (Cost $1,126,005)		1,126,005
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $38,359,984)	41,502,241
NET OTHER ASSETS - (1.0)%	(406,574)
NET ASSETS - 100%	$ 41,095,667
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 32,882
Fidelity Securities Lending Cash Central Fund	7,543
Total	$ 40,425
Income Tax Information

At April 30, 2006, the aggregate cost of investment securities for income tax purposes was $38,437,851. Net unrealized appreciation aggregated $3,064,390, of which $6,166,038 related to appreciated investment securities and $3,101,648 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Financial Services Fund
Class A
Class T
Class B
Class C
Institutional Class

April 30, 2006

1.800326.102

AFFS-QTLY-0606

Investments April 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
CONSUMER DISCRETIONARY - 0.4%
Diversified Consumer Services - 0.2%
Jackson Hewitt Tax Service, Inc.	33,600	$ 1,003,968
Household Durables - 0.2%
D.R. Horton, Inc.	28,500	855,570
TOTAL CONSUMER DISCRETIONARY		1,859,538
FINANCIALS - 99.1%
Capital Markets - 18.8%
Affiliated Managers Group, Inc. (a)(d)	10,600	1,073,780
American Capital Strategies Ltd.	55,700	1,939,474
Ameriprise Financial, Inc.	30,540	1,497,682
Bank of New York Co., Inc.	57,860	2,033,779
Bear Stearns Companies, Inc.	11,900	1,695,869
Charles Schwab Corp.	99,000	1,772,100
Daiwa Securities Group, Inc.	62,000	859,697
Deutsche Bank AG (NY Shares)	4,900	598,388
E*TRADE Financial Corp. (a)	303,500	7,551,080
E*TRADE Securities Co. Ltd.	264	482,213
Federated Investors, Inc. Class B (non-vtg.)	13,900	487,890
Franklin Resources, Inc.	38,800	3,613,056
Goldman Sachs Group, Inc.	38,800	6,219,252
Indiabulls Financial Services Ltd.	32,432	204,054
Investors Financial Services Corp.	83,100	3,977,166
Lazard Ltd. Class A	35,500	1,576,200
Legg Mason, Inc.	13,400	1,587,632
Lehman Brothers Holdings, Inc.	9,200	1,390,580
MCF Corp. (a)	387,200	491,744
Merrill Lynch & Co., Inc.	189,700	14,466,522
Morgan Stanley	64,900	4,173,070
Nikko Cordial Corp.	47,000	760,667
Nomura Holdings, Inc.	49,300	1,118,124
Northern Trust Corp.	39,900	2,349,711
Nuveen Investments, Inc. Class A	25,300	1,217,436
State Street Corp.	80,400	5,251,728
TD Ameritrade Holding Corp.	56,000	1,039,360
Technology Investment Capital Corp.	54,800	775,968
TradeStation Group, Inc. (a)	120,661	1,923,336
UBS AG (NY Shares)	58,800	6,870,780
		78,998,338
Commercial Banks - 24.5%
Absa Group Ltd.	43,200	852,863
Banco Bilbao Vizcaya Argentaria SA	51,000	1,125,060
Banco Popolare di Verona e Novara	101,600	2,859,777
Bangkok Bank Ltd. PCL (For. Reg.)	346,100	1,097,413
Bank Hapoalim BM (Reg.)	121,300	611,237
Bank of America Corp.	497,472	24,833,802
Bank of Montreal	71,600	4,141,657
Cathay General Bancorp	63,313	2,422,355
Center Financial Corp., California	57,600	1,285,632
City National Corp.	10,100	736,896

	Shares	Value
East West Bancorp, Inc.	16,477	$ 653,643
FirstRand Ltd.	252,000	829,871
HDFC Bank Ltd. sponsored ADR	27,700	1,629,314
HSBC Holdings PLC:
(United Kingdom) (Reg.)	73,800	1,279,397
sponsored ADR	14,700	1,274,196
ICICI Bank Ltd.	88,155	1,137,180
Kansai Urban Banking Corp.	202,000	952,571
Kookmin Bank	9,450	846,658
Korea Exchange Bank (a)	270	3,478
M&T Bank Corp.	8,600	1,026,840
Mizrahi Tefahot Bank Ltd. (a)	17,700	118,737
Nara Bancorp, Inc.	39,459	741,829
North Fork Bancorp, Inc., New York	38,334	1,155,003
Standard Chartered PLC (United Kingdom)	79,100	2,100,406
State Bank of India	42,986	969,176
SVB Financial Group (a)	50,000	2,538,500
The Keiyo Bank Ltd.	89,000	576,790
Toronto-Dominion Bank	47,900	2,675,631
U.S. Bancorp, Delaware	211,800	6,658,992
UCBH Holdings, Inc.	44,200	781,898
Unicredito Italiano Spa	141,900	1,069,335
UnionBanCal Corp.	23,500	1,647,115
Wachovia Corp.	289,504	17,326,814
Wells Fargo & Co.	218,700	15,022,503
		102,982,569
Consumer Finance - 4.4%
American Express Co.	187,400	10,083,994
Capital One Financial Corp. (d)	36,030	3,121,639
Dollar Financial Corp. (a)	116,833	2,268,897
SLM Corp.	54,500	2,881,960
		18,356,490
Diversified Financial Services - 9.3%
Asset Acceptance Capital Corp. (a)	54,261	1,133,512
CIT Group, Inc.	16,000	864,160
Citigroup, Inc.	134,669	6,726,717
ING Groep NV sponsored ADR	21,600	876,528
IntercontinentalExchange, Inc.	47,600	3,394,356
JPMorgan Chase & Co.	509,094	23,102,686
Marlin Business Services Corp. (a)	36,749	801,128
NETeller PLC (a)	146,700	2,073,467
		38,972,554
Insurance - 29.5%
ACE Ltd.	207,500	11,524,550
AFLAC, Inc.	91,200	4,335,648
Allstate Corp.	91,400	5,163,186
AMBAC Financial Group, Inc.	13,750	1,132,450
American International Group, Inc.	525,060	34,260,166
Aspen Insurance Holdings Ltd.	184,600	4,495,010
Axis Capital Holdings Ltd.	48,800	1,455,216
Berkshire Hathaway, Inc. Class B (a)	774	2,284,848
Endurance Specialty Holdings Ltd.	284,670	8,813,383
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Everest Re Group Ltd.	10,800	$ 982,800
Hartford Financial Services Group, Inc.	60,900	5,598,537
HCC Insurance Holdings, Inc.	42,150	1,411,604
IPC Holdings Ltd.	5,600	149,352
Lincoln National Corp.	25,000	1,452,000
Max Re Capital Ltd.	78,062	1,912,519
MBIA, Inc.	35,100	2,093,013
MetLife, Inc.	103,600	5,397,560
National Financial Partners Corp.	28,300	1,471,600
PartnerRe Ltd.	57,100	3,571,605
Platinum Underwriters Holdings Ltd.	202,200	5,574,654
Protective Life Corp.	9,500	478,800
Prudential Financial, Inc.	53,800	4,203,394
Scottish Re Group Ltd.	78,500	1,823,555
Shin Kong Financial Holding Co. Ltd.	776,000	826,929
Sun Life Financial, Inc.	65,200	2,749,714
Swiss Reinsurance Co. (Reg.) (d)	15,029	1,096,609
The St. Paul Travelers Companies, Inc.	126,900	5,587,407
Willis Group Holdings Ltd.	29,400	1,033,410
XL Capital Ltd. Class A	52,600	3,465,814
		124,345,333
Real Estate - 4.4%
Apartment Investment & Management Co. Class A	22,000	983,180
CBL & Associates Properties, Inc.	24,292	971,437
Digital Realty Trust, Inc.	45,600	1,285,920
Duke Realty Corp.	23,000	814,200
Equity Lifestyle Properties, Inc.	14,200	624,658
Equity Residential (SBI)	70,600	3,167,822
General Growth Properties, Inc.	14,800	694,860
Healthcare Realty Trust, Inc.	47,000	1,779,890
Kimco Realty Corp.	20,600	764,878
Mitsui Fudosan Co. Ltd.	63,000	1,410,757
Reckson Associates Realty Corp.	25,400	1,033,272
Simon Property Group, Inc.	46,400	3,799,232
United Dominion Realty Trust, Inc. (SBI)	40,800	1,109,352
		18,439,458
Thrifts & Mortgage Finance - 8.2%
Countrywide Financial Corp.	127,468	5,182,849
Doral Financial Corp.	24,300	192,213

	Shares	Value
Downey Financial Corp.	7,500	$ 538,350
Fannie Mae	168,635	8,532,931
Freddie Mac	33,900	2,069,934
Golden West Financial Corp., Delaware	60,000	4,312,200
Hudson City Bancorp, Inc.	216,175	2,898,907
MGIC Investment Corp.	16,900	1,194,830
Radian Group, Inc.	20,655	1,295,482
Sovereign Bancorp, Inc.	75,900	1,682,703
The PMI Group, Inc.	28,200	1,301,430
W Holding Co., Inc.	109,774	822,207
Washington Mutual, Inc.	103,800	4,677,228
		34,701,264
TOTAL FINANCIALS		416,796,006
TOTAL COMMON STOCKS (Cost $298,932,420)		418,655,544
Money Market Funds - 1.2%

Fidelity Cash Central Fund, 4.8% (b)	915,946	915,946
Fidelity Securities Lending Cash Central Fund, 4.83% (b)(c)	4,165,898	4,165,898
TOTAL MONEY MARKET FUNDS (Cost $5,081,844)		5,081,844
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $304,014,264)	423,737,388
NET OTHER ASSETS - (0.7)%	(2,992,147)
NET ASSETS - 100%	$ 420,745,241
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 55,710
Fidelity Securities Lending Cash Central Fund	58,142
Total	$ 113,852
Income Tax Information

At April 30, 2006, the aggregate cost of investment securities for income tax purposes was $305,296,776. Net unrealized appreciation aggregated $118,440,612, of which $123,133,964 related to appreciated investment securities and $4,693,352 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Health Care Fund
Class A
Class T
Class B
Class C
Institutional Class

April 30, 2006

1.800327.102

AFHC-QTLY-0606

Investments April 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.1%
	Shares	Value
CONSUMER DISCRETIONARY - 0.7%
Diversified Consumer Services - 0.1%
Service Corp. International (SCI)	61,700	$ 496,685
Weight Watchers International, Inc.	400	19,740
		516,425
Internet & Catalog Retail - 0.6%
NutriSystem, Inc. (a)	68,179	4,626,627
Textiles, Apparel & Luxury Goods - 0.0%
Gildan Activewear, Inc. Class A (a)	500	23,949
TOTAL CONSUMER DISCRETIONARY		5,167,001
CONSUMER STAPLES - 2.4%
Beverages - 0.4%
Hansen Natural Corp. (a)	24,811	3,212,032
Food & Staples Retailing - 0.2%
CVS Corp.	1,200	35,664
United Natural Foods, Inc. (a)	26,900	859,993
Whole Foods Market, Inc.	12,800	785,664
		1,681,321
Food Products - 0.3%
Bunge Ltd.	12,200	650,870
Groupe Danone	12,100	1,509,804
Hain Celestial Group, Inc. (a)	2,500	67,250
Nestle SA sponsored ADR	1,000	76,450
		2,304,374
Personal Products - 1.5%
Herbalife Ltd. (a)	294,300	10,241,640
NBTY, Inc. (a)	28,000	634,200
		10,875,840
TOTAL CONSUMER STAPLES		18,073,567
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
PICO Holdings, Inc. (a)	3,612	118,365
HEALTH CARE - 96.2%
Biotechnology - 15.8%
Acadia Pharmaceuticals, Inc. (a)	1,500	17,355
Affymetrix, Inc. (a)	70,400	2,016,960
Alizyme PLC (a)	24,600	71,783
Alnylam Pharmaceuticals, Inc. (a)	16,400	252,560
Altus Pharmaceuticals, Inc.	29,400	642,096
Amgen, Inc. (a)	423,100	28,643,870
Amylin Pharmaceuticals, Inc. (a)	68,600	2,987,530
Applera Corp.:
- Applied Biosystems Group	93,800	2,705,192
- Celera Genomics Group (a)	19,400	232,606
Arena Pharmaceuticals, Inc. (a)	7,200	101,952
Biogen Idec, Inc. (a)	124,600	5,588,310
BioMarin Pharmaceutical, Inc. (a)	18,500	227,550

	Shares	Value
BioSphere Medical, Inc. (a)	24,400	$ 184,952
Celgene Corp. (a)	105,600	4,452,096
Cephalon, Inc. (a)	23,600	1,549,576
Charles River Laboratories International, Inc. (a)	47,100	2,225,475
DOV Pharmaceutical, Inc. (a)	17,000	138,380
DUSA Pharmaceuticals, Inc. (a)	86,400	605,664
Exelixis, Inc. (a)	72,697	782,220
Genentech, Inc. (a)	340,000	27,101,400
Genmab AS (a)	6,100	216,129
Gentium Spa sponsored ADR	2,900	50,895
Genzyme Corp. (a)	7,845	479,800
Gilead Sciences, Inc. (a)	193,200	11,109,000
GTx, Inc. (a)	300	2,850
Human Genome Sciences, Inc. (a)	61,200	698,292
ICOS Corp. (a)	68,500	1,502,205
Illumina, Inc. (a)	12,082	382,154
ImClone Systems, Inc. (a)	34,500	1,245,450
Inhibitex, Inc. (a)	8,000	16,000
Invitrogen Corp. (a)	34,000	2,244,340
MannKind Corp. (a)	24,900	498,000
Martek Biosciences (a)(d)	14,300	424,710
MedImmune, Inc. (a)	103,230	3,248,648
Memory Pharmaceuticals Corp. (a)	6,100	13,054
Millennium Pharmaceuticals, Inc. (a)	139,400	1,265,752
Myogen, Inc. (a)	20,200	667,812
Nektar Therapeutics (a)	38,500	828,135
Neopharm, Inc. (a)	2,900	23,171
Neurocrine Biosciences, Inc. (a)	74,552	4,276,303
ONYX Pharmaceuticals, Inc. (a)	33,100	772,885
Panacos Pharmaceuticals, Inc. (a)	6,300	44,037
PDL BioPharma, Inc. (a)	51,500	1,482,170
Renovis, Inc. (a)	56,600	998,424
Solexa, Inc. (a)(d)	49,500	465,795
Techne Corp. (a)	31,100	1,762,126
Tercica, Inc. (a)(d)	231,800	1,464,976
Theravance, Inc. (a)	6,900	193,614
Vertex Pharmaceuticals, Inc. (a)	96,800	3,520,616
		120,424,870
Health Care Equipment & Supplies - 17.4%
Advanced Medical Optics, Inc. (a)	28,300	1,318,780
Alcon, Inc.	138,100	14,046,151
American Medical Systems Holdings, Inc. (a)	300	6,663
Arrow International, Inc.	22,500	702,675
Aspect Medical Systems, Inc. (a)	131,600	3,745,336
Baxter International, Inc.	245,530	9,256,481
Beckman Coulter, Inc.	15,500	796,080
Becton, Dickinson & Co.	144,600	9,115,584
BioLase Technology, Inc.	15,000	159,750
Boston Scientific Corp. (a)	445,100	10,344,124
C.R. Bard, Inc.	101,850	7,583,751
Cooper Companies, Inc.	32,400	1,776,168
Cyberonics, Inc. (a)	300	6,957
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Cytyc Corp. (a)	122,000	$ 3,153,700
Dade Behring Holdings, Inc.	41,760	1,628,640
DENTSPLY International, Inc.	33,800	2,016,846
DJ Orthopedics, Inc. (a)	100,200	3,983,952
Edwards Lifesciences Corp. (a)	18,600	826,584
Epix Pharmaceuticals, Inc. (a)	172,269	670,126
Fisher Scientific International, Inc. (a)	51,400	3,626,270
Gen-Probe, Inc. (a)	22,300	1,192,381
HealthTronics, Inc. (a)	16,200	137,700
Hillenbrand Industries, Inc.	12,400	636,864
Hologic, Inc. (a)	22,400	1,067,808
Hospira, Inc. (a)	40,082	1,545,161
IDEXX Laboratories, Inc. (a)	13,300	1,106,693
Imaging Dynamics Co. Ltd. (a)	153,300	692,455
Immucor, Inc. (a)	20,700	601,335
IntraLase Corp. (a)	66,900	1,437,012
Intuitive Surgical, Inc. (a)	13,200	1,676,400
Invacare Corp.	13,700	419,905
Inverness Medical Innovations, Inc. (a)	41,900	1,089,400
Inverness Medical Innovations, Inc. (a)(f)	14,543	340,306
Kinetic Concepts, Inc. (a)	31,000	1,353,460
Lifecore Biomedical, Inc. (a)	52,300	814,311
Medtronic, Inc.	160,400	8,039,248
Mentor Corp.	52,300	2,266,159
Millipore Corp. (a)	25,870	1,908,689
Natus Medical, Inc. (a)	67,611	1,351,544
NMT Medical, Inc. (a)	5,100	68,034
Novoste Corp. (a)(e)	3,125	7,969
Nutraceutical International Corp. (a)	77,170	1,220,058
NuVasive, Inc. (a)	22,500	448,200
Optos PLC	211,000	937,015
Phonak Holding AG	1,235	76,671
PhotoMedex, Inc. (a)	118,426	230,919
Quidel Corp. (a)	300	3,435
ResMed, Inc. (a)	68,600	2,960,090
Respironics, Inc. (a)	36,900	1,351,278
SonoSite, Inc. (a)	69,800	2,634,950
St. Jude Medical, Inc. (a)	93,800	3,703,224
Stereotaxis, Inc. (a)	282,129	3,340,407
Steris Corp.	21,000	483,420
Stryker Corp.	100	4,375
Syneron Medical Ltd. (a)	64,100	1,658,267
Synthes, Inc.	7,192	892,984
The Spectranetics Corp. (a)	2,500	32,125
Thermo Electron Corp. (a)	69,000	2,659,260
Varian Medical Systems, Inc. (a)	31,000	1,623,780
Waters Corp. (a)	80,979	3,669,968
West Pharmaceutical Services, Inc.	1,000	35,620
Zimmer Holdings, Inc. (a)	27,100	1,704,590
		132,188,088

	Shares	Value
Health Care Providers & Services - 29.8%
Acibadem Saglik Hizmetleri AS	64,830	$ 789,235
Aetna, Inc.	280,900	10,814,650
American Dental Partners, Inc. (a)	4,999	68,236
American Retirement Corp. (a)	250,377	6,359,576
AMERIGROUP Corp. (a)	67,800	1,751,274
AmerisourceBergen Corp.	89,800	3,874,870
Andrx Corp. (a)	33,600	783,216
Apollo Hospitals Enterprise Ltd.	20,886	218,675
Apria Healthcare Group, Inc. (a)	5,100	111,690
Brookdale Senior Living, Inc.	246,300	9,369,252
Bumrungrad Hospital PCL (For. Reg.)	1,161,500	1,148,734
Capital Senior Living Corp. (a)	235,600	2,586,888
Cardinal Health, Inc.	135,600	9,132,660
Caremark Rx, Inc.	190,800	8,690,940
Cerner Corp. (a)	22,400	888,160
Chemed Corp.	111,600	6,081,084
CIGNA Corp.	38,200	4,087,400
Community Health Systems, Inc. (a)	126,600	4,587,984
Computer Programs & Systems, Inc.	2,000	94,440
Covance, Inc. (a)	47,700	2,783,295
Coventry Health Care, Inc. (a)	14,750	732,633
Cross Country Healthcare, Inc. (a)	300	5,436
DaVita, Inc. (a)	103,050	5,797,593
Eclipsys Corp. (a)	150,400	3,311,808
Emdeon Corp. (a)	132,816	1,515,431
Emergency Medical Services Corp. Class A	52,900	653,315
Emeritus Corp. (a)	25,200	545,832
eResearchTechnology, Inc. (a)	1,200	13,596
Express Scripts, Inc. (a)	62,900	4,915,006
Fresenius Medical Care AG sponsored ADR	300	12,003
Genesis HealthCare Corp. (a)	300	14,181
Gentiva Health Services, Inc. (a)	300	5,082
HAPC, Inc. unit	215,800	1,337,960
HCA, Inc.	44,100	1,935,549
Health Grades, Inc. (a)	144,800	531,416
Health Management Associates, Inc. Class A	37,400	774,554
Health Net, Inc. (a)	182,400	7,423,680
HealthExtras, Inc. (a)	22,100	642,226
HealthSouth Corp. (a)	12,400	56,792
Healthways, Inc. (a)	113,752	5,580,673
Henry Schein, Inc. (a)	53,500	2,494,170
Humana, Inc. (a)	99,600	4,499,928
I-trax, Inc. (a)	24,700	79,040
IMS Health, Inc.	93,500	2,541,330
LCA-Vision, Inc.	46,122	2,590,212
LifePoint Hospitals, Inc. (a)	26,100	827,370
Lincare Holdings, Inc. (a)	55,400	2,189,962
Magellan Health Services, Inc. (a)	12,800	520,320
Manor Care, Inc.	8,600	377,110
Matria Healthcare, Inc. (a)	20,600	632,214
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
McKesson Corp.	189,700	$ 9,217,523
Medco Health Solutions, Inc. (a)	149,900	7,979,177
Merge Technologies, Inc. (a)	10,800	136,512
Nighthawk Radiology Holdings, Inc.	13,100	317,413
NovaMed Eyecare, Inc. (a)	4,300	30,272
Odyssey Healthcare, Inc. (a)	99,300	1,726,827
Omnicare, Inc.	80,700	4,576,497
PAREXEL International Corp. (a)	300	8,853
Patterson Companies, Inc. (a)	4,955	161,434
Pediatric Services of America, Inc. (a)	7,900	109,020
Pediatrix Medical Group, Inc. (a)	21,000	1,063,020
Pharmaceutical Product Development, Inc.	26,600	954,142
Psychiatric Solutions, Inc. (a)	74,200	2,453,052
QMed, Inc. (a)	8,700	56,463
Radiation Therapy Services, Inc. (a)	300	7,665
RehabCare Group, Inc. (a)	44,400	729,492
ResCare, Inc. (a)	132,536	2,720,964
Sierra Health Services, Inc. (a)	47,600	1,866,396
Sun Healthcare Group, Inc. (a)	22,600	188,032
Sunrise Senior Living, Inc. (a)	34,500	1,283,400
Symbion Health Ltd.	157,300	408,666
Systems Xcellence, Inc. (a)	24,700	89,035
Tenet Healthcare Corp. (a)	129,300	1,075,776
Triad Hospitals, Inc. (a)	19,800	815,760
U.S. Physical Therapy, Inc. (a)	22,238	347,580
United Surgical Partners International, Inc. (a)	32,588	1,075,730
UnitedHealth Group, Inc.	722,609	35,942,572
Universal Health Services, Inc. Class B	3,200	162,528
VCA Antech, Inc. (a)	86,420	2,686,798
Visicu, Inc.	900	21,420
Vital Images, Inc. (a)	2,100	70,203
WebMD Health Corp. Class A (d)	61,415	2,672,781
WellPoint, Inc. (a)	259,800	18,445,800
		226,179,484
Pharmaceuticals - 33.2%
Abbott Laboratories	45,820	1,958,347
Abraxis BioScience, Inc. (a)	5,000	156,200
Allergan, Inc. (d)	163,450	16,789,584
Altana AG sponsored ADR	1,200	75,756
AnorMED, Inc. (a)	23,900	162,469
Astellas Pharma, Inc.	32,800	1,368,167
Barr Pharmaceuticals, Inc. (a)	56,500	3,421,075
Collagenex Pharmaceuticals, Inc. (a)	31,900	390,456
Dr. Reddy's Laboratories Ltd. sponsored ADR	5,400	175,014
Eli Lilly & Co.	65,700	3,476,844
Endo Pharmaceuticals Holdings, Inc. (a)	58,500	1,839,825
First Horizon Pharmaceutical Corp. (a)	48,900	1,089,003

	Shares	Value
Forest Laboratories, Inc. (a)	189,800	$ 7,664,124
Impax Laboratories, Inc. (a)	9,200	85,100
Johnson & Johnson	669,358	39,231,072
King Pharmaceuticals, Inc. (a)	112,500	1,956,375
Kos Pharmaceuticals, Inc. (a)	20,395	987,118
Labopharm, Inc. (a)	7,200	64,336
Mayne Pharma Ltd. (a)	205,700	462,530
Medicis Pharmaceutical Corp. Class A	22,100	726,648
Merck & Co., Inc.	1,081,400	37,221,788
MGI Pharma, Inc. (a)	31,400	586,552
Mylan Laboratories, Inc.	61,000	1,332,240
New River Pharmaceuticals, Inc. (a)	2,200	74,800
Novartis AG sponsored ADR	20,000	1,150,200
Par Pharmaceutical Companies, Inc. (a)	15,700	404,275
Penwest Pharmaceuticals Co. (a)	59,300	1,187,186
Pfizer, Inc.	2,657,120	67,304,848
Ranbaxy Laboratories Ltd. sponsored GDR	58,418	612,221
Roche Holding AG (participation certificate)	38,704	5,950,861
Sanofi-Aventis sponsored ADR	15,900	747,936
Schering-Plough Corp.	223,000	4,308,360
Sepracor, Inc. (a)	46,000	2,053,440
Takeda Pharamaceutical Co. Ltd.	14,000	855,675
Taro Pharmaceutical Industries Ltd. (a)	3,800	49,400
Teva Pharmaceutical Industries Ltd. sponsored ADR	178,492	7,228,926
Valeant Pharmaceuticals International	12,400	221,960
Watson Pharmaceuticals, Inc. (a)	13,300	378,252
Wyeth	784,420	38,177,721
		251,926,684
TOTAL HEALTH CARE		730,719,126
INDUSTRIALS - 0.4%
Commercial Services & Supplies - 0.4%
Advisory Board Co. (a)	27,754	1,557,554
Kforce, Inc. (a)	63,999	899,186
On Assignment, Inc. (a)	62,242	809,146
		3,265,886
MATERIALS - 0.4%
Chemicals - 0.4%
Monsanto Co.	35,900	2,994,060
Syngenta AG sponsored ADR	3,200	88,896
		3,082,956
TOTAL COMMON STOCKS (Cost $655,709,564)		760,426,901
Nonconvertible Preferred Stocks - 0.0%
	Shares	Value
HEALTH CARE - 0.0%
Biotechnology - 0.0%
GeneProt, Inc. Series A (a)(f) (Cost $234,135)	43,000	$ 1,290
Money Market Funds - 2.1%

Fidelity Cash Central Fund, 4.8% (b)	4,047,598	4,047,598
Fidelity Securities Lending Cash Central Fund, 4.83% (b)(c)	11,786,275	11,786,275
TOTAL MONEY MARKET FUNDS (Cost $15,833,873)		15,833,873
TOTAL INVESTMENT PORTFOLIO - 102.2% (Cost $671,777,572)	776,262,064
NET OTHER ASSETS - (2.2)%	(16,395,521)
NET ASSETS - 100%	$ 759,866,543
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $7,969 or 0.0% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $341,596 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
GeneProt, Inc. Series A	7/7/00	$ 234,135
Inverness Medical Innovations, Inc.	2/8/06	$ 354,995
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 47,751
Fidelity Securities Lending Cash Central Fund	76,995
Total	$ 124,746
Income Tax Information

At April 30, 2006, the aggregate cost of investment securities for income tax purposes was $673,024,491. Net unrealized appreciation aggregated $103,237,573, of which $125,348,579 related to appreciated investment securities and $22,111,006 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Natural Resources Fund
Class A
Class T
Class B
Class C
Institutional Class

April 30, 2006

1.800328.102

ANR-QTLY-0606

Investments April 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value
CONSUMER STAPLES - 0.4%
Food Products - 0.4%
Archer-Daniels-Midland Co.	2,300	$ 83,582
Corn Products International, Inc.	115,600	3,236,800
Global Bio-Chem Technology Group Co. Ltd.	102,000	53,281
		3,373,663
ENERGY - 70.6%
Energy Equipment & Services - 27.3%
Baker Hughes, Inc.	160,850	13,001,506
BJ Services Co.	194,200	7,389,310
Cathedral Energy Services Income Trust	21,700	231,363
Cooper Cameron Corp. (a)	2,500	125,600
Dawson Geophysical Co. (a)	43,293	1,255,497
Diamond Offshore Drilling, Inc.	77,100	6,998,367
ENSCO International, Inc.	10,600	566,994
FMC Technologies, Inc. (a)	2,300	125,534
Global Industries Ltd. (a)	5,000	79,350
GlobalSantaFe Corp.	449,100	27,489,411
Grant Prideco, Inc. (a)	1,900	97,280
Halliburton Co.	491,100	38,379,465
Helmerich & Payne, Inc.	200	14,548
Hydril Co. (a)	43,900	3,519,024
Maverick Tube Corp. (a)	2,500	136,050
Nabors Industries Ltd. (a)	2,200	82,126
National Oilwell Varco, Inc. (a)	439,732	30,328,316
Noble Corp.	102,900	8,122,926
Oil States International, Inc. (a)	4,200	169,554
Patterson-UTI Energy, Inc.	2,900	93,844
Pride International, Inc. (a)	507,200	17,696,208
Rowan Companies, Inc.	900	39,897
RPC, Inc.	2,900	80,301
Saipem Spa	3,800	95,353
Schlumberger Ltd. (NY Shares)	564,900	39,057,186
Smith International, Inc.	611,200	25,810,976
TODCO Class A	1,200	55,044
Transocean, Inc. (a)	45,700	3,704,899
Weatherford International Ltd. (a)	177,700	9,405,661
		234,151,590
Oil, Gas & Consumable Fuels - 43.3%
Amerada Hess Corp.	40,600	5,816,762
Anadarko Petroleum Corp.	800	83,856
Apache Corp.	600	42,624
Arch Coal, Inc.	70,800	6,725,292
BP PLC sponsored ADR	30,548	2,251,999
Cabot Oil & Gas Corp.	73,000	3,595,980
Cameco Corp.	218,700	8,898,625
Canadian Natural Resources Ltd.	258,700	15,549,767
Chesapeake Energy Corp. (d)	701,700	22,229,856
Chevron Corp.	442,836	27,021,853

	Shares	Value
Comstock Resources, Inc. (a)	1,100	$ 34,188
ConocoPhillips	757,638	50,685,983
CONSOL Energy, Inc.	128,400	10,934,544
Denbury Resources, Inc. (a)	2,100	68,460
Devon Energy Corp.	700	42,077
El Paso Corp.	5,500	71,005
EnCana Corp.	131,864	6,590,841
Energy Partners Ltd. (a)	76,300	1,967,777
ENI Spa sponsored ADR	110,750	6,779,008
EOG Resources, Inc.	86,300	6,060,849
ERG Spa	3,100	92,341
EXCO Resources, Inc.	3,000	38,490
Exxon Mobil Corp.	291,260	18,372,681
Forest Oil Corp. (a)	106,700	3,902,019
Foundation Coal Holdings, Inc.	196,900	9,982,830
Frontier Oil Corp.	37,400	2,263,822
Goodrich Petroleum Corp. (a)	3,400	91,936
Holly Corp.	15,900	1,227,003
Houston Exploration Co. (a)	85,000	4,753,200
Hugoton Royalty Trust	14,083	389,395
Kerr-McGee Corp.	900	89,874
Mariner Energy, Inc. (a)	119,310	2,320,580
MOL Magyar Olay-es Gazipari RT Series A (For. Reg.)	500	59,485
Neste Oil Oyj	2,000	69,794
Newfield Exploration Co. (a)	1,600	71,360
Nexen, Inc.	83,800	4,896,828
OAO Gazprom sponsored ADR	126,010	5,796,460
Occidental Petroleum Corp.	117,400	12,061,676
OMI Corp.	276,000	5,321,280
OMV AG	51,700	3,594,677
Overseas Shipholding Group, Inc.	55,500	2,710,065
Peabody Energy Corp.	258,300	16,495,038
Penn West Energy Trust	50,700	1,962,244
Plains Exploration & Production Co. (a)	94,500	3,484,215
Pogo Producing Co.	1,600	79,504
Quicksilver Resources, Inc. (a)	110,350	4,572,904
Range Resources Corp.	439,200	11,651,976
Southwestern Energy Co. (a)	1,800	64,836
Suncor Energy, Inc.	102,800	8,803,284
Sunoco, Inc.	71,300	5,778,152
Talisman Energy, Inc.	230,400	13,012,036
TransCanada Corp.	74,900	2,212,163
Ultra Petroleum Corp. (a)	219,700	14,052,012
USEC, Inc.	2,300	29,210
Valero Energy Corp.	353,548	22,888,698
Western Refining, Inc.	4,700	95,081
Williams Companies, Inc.	77,800	1,706,154
XTO Energy, Inc.	246,800	10,451,980
		370,896,629
TOTAL ENERGY		605,048,219
Common Stocks - continued
	Shares	Value
FINANCIALS - 0.1%
Insurance - 0.1%
Navigators Group, Inc. (a)	7,800	$ 369,018
INDUSTRIALS - 6.1%
Commercial Services & Supplies - 0.0%
Brunel International NV	621	23,505
Construction & Engineering - 2.0%
Chicago Bridge & Iron Co. NV (NY Shares)	262,900	6,301,713
Fluor Corp.	36,900	3,428,379
McDermott International, Inc. (a)	48,900	2,973,120
SNC-Lavalin Group, Inc.	135,900	3,950,581
		16,653,793
Electrical Equipment - 1.0%
Areva (investment certificates)(non-vtg.)	100	75,699
Suntech Power Holdings Co. Ltd. sponsored ADR	41,700	1,429,893
Vestas Wind Systems AS (a)(d)	257,600	6,992,305
		8,497,897
Machinery - 2.7%
AGCO Corp. (a)	42,200	998,874
Bucyrus International, Inc. Class A	236,300	12,266,333
Joy Global, Inc.	155,250	10,198,373
		23,463,580
Marine - 0.0%
Stolt-Nielsen SA (d)	2,200	62,660
Road & Rail - 0.4%
Burlington Northern Santa Fe Corp.	46,200	3,674,286
TOTAL INDUSTRIALS		52,375,721
INFORMATION TECHNOLOGY - 0.4%
Electronic Equipment & Instruments - 0.2%
Itron, Inc. (a)	28,000	1,877,400
Semiconductors & Semiconductor Equipment - 0.2%
Q-Cells AG	18,800	1,735,046
TOTAL INFORMATION TECHNOLOGY		3,612,446
MATERIALS - 19.2%
Chemicals - 0.6%
Ashland, Inc.	36,700	2,415,594
Georgia Gulf Corp.	8,500	252,110
Mosaic Co. (a)	86,600	1,299,000
Tokai Carbon Co. Ltd. (d)	16,000	99,618
Tokuyama Corp.	93,000	1,534,551
		5,600,873

	Shares	Value
Containers & Packaging - 0.6%
Owens-Illinois, Inc. (a)	151,100	$ 2,762,108
Temple-Inland, Inc.	49,600	2,303,424
		5,065,532
Metals & Mining - 16.3%
AK Steel Holding Corp. (a)	58,300	869,253
Alcan, Inc.	1,300	67,884
Alcoa, Inc.	1,019,600	34,442,088
Allegheny Technologies, Inc.	137,900	9,561,986
Alumina Ltd. sponsored ADR	81,400	1,796,498
Bema Gold Corp. (a)	506,500	2,863,220
BHP Billiton PLC	211,600	4,356,873
Birch Mountain Resources Ltd. (a)	110,700	826,784
Breakwater Resources Ltd. (a)	457,600	585,302
Carpenter Technology Corp.	26,700	3,175,965
Century Aluminum Co. (a)	2,500	119,025
Companhia Vale do Rio Doce sponsored ADR	2,400	123,648
Eldorado Gold Corp. (a)	852,900	4,455,220
Falconbridge Ltd.	27,600	1,098,569
Freeport-McMoRan Copper & Gold, Inc. Class B	1,997	128,966
Hitachi Metals Ltd.	7,000	78,191
Meridian Gold, Inc. (a)	298,000	9,699,660
Newmont Mining Corp.	344,700	20,116,692
Novelis, Inc.	161,500	3,882,934
Oregon Steel Mills, Inc. (a)	253,300	12,545,949
Phelps Dodge Corp.	1,000	86,190
RTI International Metals, Inc. (a)	81,100	4,877,354
Sasamat Capital Corp. (a)	15,999	51,197
Teck Cominco Ltd. Class B (sub. vtg.)	77,700	5,356,991
Titanium Metals Corp. (a)	210,800	15,103,820
United States Steel Corp.	26,500	1,815,250
VSMPO-AVISMA Corp. warrants (UBS Warrant Programme) 9/28/06 (a)	6,329	1,550,605
Xstrata PLC	2,300	83,221
		139,719,335
Paper & Forest Products - 1.7%
Aracruz Celulose SA (PN-B) sponsored ADR (non-vtg.)	40,900	2,252,772
Canfor Corp. (a)	2,629	34,567
Sino-Forest Corp. (a)	691,700	3,693,604
Weyerhaeuser Co.	116,300	8,195,661
		14,176,604
TOTAL MATERIALS		164,562,344
UTILITIES - 1.2%
Gas Utilities - 0.1%
Questar Corp.	11,700	936,585
Independent Power Producers & Energy Traders - 1.1%
Mirant Corp. (a)	208,900	5,130,584
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Independent Power Producers & Energy Traders - continued
NRG Energy, Inc. (a)	73,800	$ 3,512,142
TXU Corp.	9,300	461,559
		9,104,285
TOTAL UTILITIES		10,040,870
TOTAL COMMON STOCKS (Cost $601,875,041)		839,382,281
Money Market Funds - 2.6%

Fidelity Securities Lending Cash Central Fund, 4.83% (b)(c) (Cost $22,707,370)	22,707,370	22,707,370
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $624,582,411)	862,089,651
NET OTHER ASSETS - (0.6)%	(5,537,491)
NET ASSETS - 100%	$ 856,552,160
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 279,515
Fidelity Securities Lending Cash Central Fund	157,596
Total	$ 437,111
Income Tax Information

At April 30, 2006, the aggregate cost of investment securities for income tax purposes was $625,822,862. Net unrealized appreciation aggregated $236,266,789, of which $243,349,025 related to appreciated investment securities and $7,082,236 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Real Estate Fund
Class A
Class T
Class B
Class C
Institutional Class

April 30, 2006

1.800329.102

ARE-QTLY-0606

Investments April 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.2%
	Shares	Value
HEALTH CARE PROVIDERS & SERVICES - 0.1%
Health Care Facilities - 0.1%
American Retirement Corp. (a)	10,900	$ 276,860
HOTELS, RESTAURANTS & LEISURE - 3.8%
Hotels, Resorts & Cruise Lines - 3.8%
Starwood Hotels & Resorts Worldwide, Inc.	145,710	8,360,840
REAL ESTATE - 93.3%
REITs - Apartments - 16.6%
Apartment Investment & Management Co. Class A	39,900	1,783,131
AvalonBay Communities, Inc.	57,200	6,160,440
Equity Residential (SBI)	295,300	13,250,111
GMH Communities Trust	176,379	2,169,462
Pennsylvania (REIT) (SBI)	30,200	1,224,912
Post Properties, Inc.	30,800	1,345,652
United Dominion Realty Trust, Inc. (SBI)	385,100	10,470,869
TOTAL REITS - APARTMENTS		36,404,577
REITs - Factory Outlets - 1.4%
Tanger Factory Outlet Centers, Inc.	91,600	3,002,648
REITs - Health Care Facilities - 2.2%
Ventas, Inc.	145,500	4,753,485
REITs - Hotels - 6.4%
Host Marriott Corp. (d)	621,194	13,057,498
Innkeepers USA Trust (SBI)	58,200	932,364
TOTAL REITS - HOTELS		13,989,862
REITs - Industrial Buildings - 12.8%
Duke Realty Corp.	261,210	9,246,834
ProLogis Trust	276,323	13,876,940
Public Storage, Inc.	62,600	4,812,688
TOTAL REITS - INDUSTRIAL BUILDINGS		27,936,462
REITs - Malls - 15.3%
CBL & Associates Properties, Inc.	169,660	6,784,703
General Growth Properties, Inc.	275,699	12,944,068
Common Stocks - continued
	Shares	Value
REAL ESTATE - CONTINUED
REITs - Malls - continued
Simon Property Group, Inc.	145,800	$ 11,938,104
Taubman Centers, Inc.	44,400	1,826,616
TOTAL REITS - MALLS		33,493,491
REITs - Management/Investment - 3.4%
CentraCore Properties Trust	67,395	1,617,480
Equity Lifestyle Properties, Inc.	95,100	4,183,449
Mission West Properties, Inc.	97,600	1,161,440
Plum Creek Timber Co., Inc.	13,100	475,530
TOTAL REITS - MANAGEMENT/INVESTMENT		7,437,899
REITs - Mortgage - 0.7%
HomeBanc Mortgage Corp., Georgia	65,200	536,596
Newcastle Investment Corp.	42,830	959,820
TOTAL REITS - MORTGAGE		1,496,416
REITs - Office Buildings - 21.3%
Alexandria Real Estate Equities, Inc.	34,700	3,143,821
Boston Properties, Inc.	95,900	8,465,093
Columbia Equity Trust, Inc.	126,900	2,057,049
Equity Office Properties Trust	296,800	9,586,640
Kilroy Realty Corp.	13,000	927,160
Reckson Associates Realty Corp.	107,570	4,375,948
Shurgard Storage Centers, Inc. Class A	14,400	906,912
SL Green Realty Corp.	65,100	6,444,900
Sovran Self Storage, Inc.	49,302	2,423,193
Trizec Properties, Inc.	334,600	8,371,692
TOTAL REITS - OFFICE BUILDINGS		46,702,408
REITs - Shopping Centers - 13.2%
Developers Diversified Realty Corp.	29,500	1,569,400
Heritage Property Investment Trust, Inc.	77,800	3,004,636
Inland Real Estate Corp.	190,000	2,756,900
Kimco Realty Corp.	216,500	8,038,645
Common Stocks - continued
	Shares	Value
REAL ESTATE - CONTINUED
REITs - Shopping Centers - continued
Pan Pacific Retail Properties, Inc.	86,190	$ 5,743,702
Vornado Realty Trust	81,250	7,770,750
TOTAL REITS - SHOPPING CENTERS		28,884,033
TOTAL REAL ESTATE		204,101,281
TOTAL COMMON STOCKS (Cost $165,125,131)		212,738,981
Money Market Funds - 3.4%

Fidelity Cash Central Fund, 4.8% (b)	6,099,802	6,099,802
Fidelity Securities Lending Cash Central Fund, 4.83% (b)(c)	1,247,000	1,247,000
TOTAL MONEY MARKET FUNDS (Cost $7,346,802)		7,346,802
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $172,471,933)		220,085,783
NET OTHER ASSETS - (0.6)%		(1,256,872)
NET ASSETS - 100%		$ 218,828,911
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 163,881
Fidelity Securities Lending Cash Central Fund	498
Total	$ 164,379
Income Tax Information

At April 30, 2006, the aggregate cost of investment securities for income tax purposes was $172,648,363. Net unrealized appreciation aggregated $47,437,420, of which $48,511,216 related to appreciated investment securities and $1,073,796 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Technology Fund
Class A
Class T
Class B
Class C
Institutional Class

April 30, 2006

1.800330.102

AFTF-QTLY-0606

Investments April 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
CONSUMER DISCRETIONARY - 0.7%
Household Durables - 0.2%
Dolby Laboratories, Inc. Class A (a)	22,100	$ 520,234
iRobot Corp. (d)	1,400	30,520
ReignCom Ltd.	24,592	247,185
Thomson SA	68,900	1,425,614
		2,223,553
Internet & Catalog Retail - 0.3%
GSI Commerce, Inc. (a)	145,137	2,538,446
Specialty Retail - 0.2%
Gamestop Corp. Class B (a)	37,400	1,588,378
TOTAL CONSUMER DISCRETIONARY		6,350,377
INDUSTRIALS - 2.2%
Building Products - 0.2%
Asahi Glass Co. Ltd.	135,000	1,906,301
Commercial Services & Supplies - 0.7%
Equifax, Inc.	10,300	396,962
Tele Atlas NV (a)	254,556	6,471,386
		6,868,348
Electrical Equipment - 1.1%
Energy Conversion Devices, Inc. (a)	58,700	2,935,587
Evergreen Solar, Inc. (a)(d)	445,997	6,190,438
Suntech Power Holdings Co. Ltd. sponsored ADR	35,400	1,213,866
		10,339,891
Industrial Conglomerates - 0.2%
Orkla ASA (A Shares)	27,050	1,424,539
TOTAL INDUSTRIALS		20,539,079
INFORMATION TECHNOLOGY - 96.6%
Communications Equipment - 30.7%
ADC Telecommunications, Inc. (a)	141,964	3,178,574
ADVA AG Optical Networking (a)	281,258	3,335,582
Andrew Corp. (a)	199,400	2,109,652
Arris Group, Inc. (a)	135,500	1,605,675
AudioCodes Ltd. (a)	916,900	12,488,178
Blue Coat Systems, Inc. (a)	87,700	1,908,352
Bookham, Inc. (a)(d)	1,597,000	9,725,730
CIENA Corp. (a)	2,993,500	12,243,415
CommScope, Inc. (a)	16,800	555,240
Comverse Technology, Inc. (a)	1,086,700	24,613,755
Corning, Inc. (a)	908,100	25,090,803
CSR PLC (a)	129,200	2,848,749
ECI Telecom Ltd. (a)	245,600	2,623,008
F5 Networks, Inc. (a)(d)	332,500	19,471,200
Finisar Corp. (a)(d)	813,300	3,822,510
Foundry Networks, Inc. (a)	286,800	4,075,428
Foxconn International Holdings Ltd. (a)	130,000	280,010
Harris Corp.	40,500	1,886,085

	Shares	Value
InterDigital Communication Corp. (a)	28,300	$ 716,556
ITF Optical Technologies, Inc. Series A (a)(f)	34,084	0
Ixia (a)	196,600	2,221,580
Juniper Networks, Inc. (a)	206,446	3,815,122
Lucent Technologies, Inc. (a)	3,081,200	8,596,548
Motorola, Inc.	496,500	10,600,275
NETGEAR, Inc. (a)	292,900	6,575,605
Nokia Corp. sponsored ADR	135,300	3,065,898
Nortel Networks Corp. (a)	10,798,400	28,718,606
Orckit Communications Ltd. (a)	45,400	731,848
OZ Optics Ltd. unit (a)(f)	68,000	1,003,000
Polycom, Inc. (a)	87,500	1,925,000
Powerwave Technologies, Inc. (a)	110,000	1,226,500
QUALCOMM, Inc.	980,500	50,338,870
Research In Motion Ltd. (a)	244,370	18,722,723
Sandvine Corp. (e)	435,600	913,589
Sonus Networks, Inc. (a)	925,400	4,599,238
Symmetricom, Inc. (a)	286,136	2,317,702
Tekelec (a)	423,200	6,043,296
Tellabs, Inc. (a)	124,900	1,979,665
		285,973,567
Computers & Peripherals - 18.1%
Apple Computer, Inc. (a)	739,700	52,067,483
Brocade Communications Systems, Inc. (a)	4,200	25,872
Concurrent Computer Corp. (a)	2,823,356	9,034,739
Diebold, Inc.	32,400	1,378,620
EMC Corp. (a)	1,058,305	14,297,701
Emulex Corp. (a)	80,000	1,452,000
Hewlett-Packard Co.	1,073,800	34,866,286
M-Systems Flash Disk Pioneers Ltd. (a)	122,600	4,226,022
NCR Corp. (a)	375,600	14,798,640
Network Appliance, Inc. (a)	340,400	12,618,628
QLogic Corp. (a)	21,600	449,496
Rackable Systems, Inc.	67,600	3,473,964
Sun Microsystems, Inc. (a)	1,828,400	9,142,000
Synaptics, Inc. (a)	428,000	11,222,160
		169,053,611
Electronic Equipment & Instruments - 4.0%
Agilent Technologies, Inc. (a)	149,600	5,747,632
Applied Films Corp. (a)	263,813	5,782,781
Cognex Corp.	13,600	362,440
Hon Hai Precision Industry Co. Ltd. (Foxconn)	1,328,878	9,017,178
Nippon Electric Glass Co. Ltd.	327,000	7,379,934
Orbotech Ltd. (a)	90,500	2,299,605
Photon Dynamics, Inc. (a)	122,600	2,335,530
Samsung Electro-Mechanics Co. Ltd. (a)	45,340	1,721,012
Samsung SDI Co. Ltd.	21,100	1,745,004
Symbol Technologies, Inc.	56,072	597,167
Trimble Navigation Ltd. (a)	11,200	530,656
		37,518,939
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 10.4%
Akamai Technologies, Inc. (a)	3,700	$ 124,653
aQuantive, Inc. (a)	141,300	3,540,978
Ariba, Inc. (a)	43,500	401,940
AsiaInfo Holdings, Inc. (a)	120,000	567,600
Baidu.com, Inc. sponsored ADR	700	40,572
eBay, Inc. (a)	742,100	25,535,661
Google, Inc. Class A (sub. vtg.) (a)	103,850	43,403,069
Homestore, Inc. (a)	295,625	1,815,138
Liquidity Services, Inc.	67,900	915,971
Marchex, Inc. Class B (a)(d)	90,100	1,960,576
Openwave Systems, Inc. (a)	863,293	16,065,883
Sina Corp. (a)	18,000	476,100
Traffic.com, Inc.	317,455	1,990,443
		96,838,584
IT Services - 3.0%
First Data Corp.	455,500	21,722,795
Hewitt Associates, Inc. Class A (a)	63,500	1,840,865
Kanbay International, Inc. (a)	81,900	1,269,450
Patni Computer Systems Ltd. sponsored ADR	188,500	3,147,950
		27,981,060
Semiconductors & Semiconductor Equipment - 20.9%
ADE Corp. (a)	31,700	977,311
Advanced Analogic Technologies, Inc.	217,750	2,443,155
Advanced Micro Devices, Inc. (a)	52,900	1,711,315
AMIS Holdings, Inc. (a)	406,600	4,192,046
Applied Materials, Inc.	263,100	4,722,645
Applied Micro Circuits Corp. (a)	1,226,300	4,500,521
ARM Holdings PLC sponsored ADR	193,000	1,430,130
ASM International NV (NASDAQ) (a)	58,900	1,133,825
ASML Holding NV (NY Shares) (a)	385,700	8,157,555
Atheros Communications, Inc. (a)	34,700	881,033
ATI Technologies, Inc. (a)	285,304	4,427,126
Axcelis Technologies, Inc. (a)	149,500	880,555
Broadcom Corp. Class A (a)	454,922	18,701,843
Cambridge Display Technologies, Inc. (a)(d)	61,700	543,577
Conexant Systems, Inc. (a)	2,849,300	10,086,522
Credence Systems Corp. (a)	261,900	1,856,871
Cree, Inc. (a)	66,700	1,988,994
Cymer, Inc. (a)	54,200	2,801,598
Cypress Semiconductor Corp. (a)	214,400	3,679,104
EMCORE Corp. (a)(d)	271,398	2,893,103
Entegris, Inc. (a)	275,945	2,809,120
Exar Corp. (a)	12,463	180,589
FormFactor, Inc. (a)	178,200	7,429,158
Freescale Semiconductor, Inc. Class A (a)	136,300	4,309,806
ICOS Vision Systems NV (a)	9,100	450,450
Ikanos Communications, Inc.	93,600	1,733,472
Intersil Corp. Class A	162,200	4,802,742
Lam Research Corp. (a)	42,300	2,067,624

	Shares	Value
Marvell Technology Group Ltd. (a)	118,200	$ 6,748,038
MEMC Electronic Materials, Inc. (a)	273,800	11,116,280
Microtune, Inc. (a)	411,900	2,735,016
Mindspeed Technologies, Inc. (a)(d)	1,296,546	4,511,980
Monolithic System Technology, Inc. (a)	32,100	278,307
National Semiconductor Corp.	161,600	4,844,768
Netlogic Microsystems, Inc. (a)(d)	92,800	3,737,056
NVIDIA Corp. (a)	123,700	3,614,514
O2Micro International Ltd. sponsored ADR (a)	473,200	5,082,168
Pericom Semiconductor Corp. (a)	37,400	365,024
Pixelplus Co. Ltd. sponsored ADR	114,100	478,079
PLX Technology, Inc. (a)	45,400	602,458
Q-Cells AG	600	55,374
Rambus, Inc. (a)	110,400	4,286,832
Rudolph Technologies, Inc. (a)	203,700	3,377,346
Saifun Semiconductors Ltd.	77,000	2,634,940
Samsung Electronics Co. Ltd.	6,650	4,540,742
Semiconductor Manufacturing International Corp. sponsored ADR (a)(d)	126,600	958,362
Silicon Laboratories, Inc. (a)	35,500	1,654,655
Silicon On Insulator Technologies SA (SOITEC) (a)	284,400	9,282,499
Spansion, Inc.	6,400	109,568
STMicroelectronics NV (NY Shares)	90,100	1,648,830
Tessera Technologies, Inc. (a)	156,185	5,008,853
Transmeta Corp. (a)	456,626	954,348
Trident Microsystems, Inc. (a)	182,900	4,865,140
Varian Semiconductor Equipment Associates, Inc. (a)	35,550	1,164,263
Veeco Instruments, Inc. (a)	91,000	2,179,450
Vimicro International Corp. sponsored ADR	266,100	4,992,036
Winbond Electronics Corp. (a)	2,721,000	925,307
		194,544,023
Software - 9.5%
Activision, Inc. (a)	300,033	4,257,468
Adobe Systems, Inc.	258,900	10,148,880
Agile Software Corp. (a)	217,100	1,513,187
Ansys, Inc. (a)	36,000	2,032,200
Autodesk, Inc.	123,200	5,179,328
Citrix Systems, Inc. (a)	29,900	1,193,608
Cognos, Inc. (a)	52,100	1,941,420
FileNET Corp. (a)	33,800	940,316
Hyperion Solutions Corp. (a)	104,400	3,196,728
Informatica Corp. (a)	315,500	4,849,235
JDA Software Group, Inc. (a)	92,300	1,260,818
Kronos, Inc. (a)	22,100	1,008,644
Mercury Interactive Corp. (a)	54,400	1,958,400
NAVTEQ Corp. (a)	146,356	6,076,701
Open Solutions, Inc. (a)	77,100	2,098,662
Red Hat, Inc. (a)	337,000	9,904,430
Salesforce.com, Inc. (a)	62,400	2,187,120
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Shanda Interactive Entertainment Ltd. sponsored ADR (a)(d)	28,600	$ 353,496
Symantec Corp. (a)	432,480	7,084,022
Take-Two Interactive Software, Inc. (a)	101,600	1,732,280
THQ, Inc. (a)	90,500	2,319,515
Ulticom, Inc. (a)	1,432,541	14,368,386
Wind River Systems, Inc. (a)	272,600	3,110,366
		88,715,210
TOTAL INFORMATION TECHNOLOGY		900,624,994
TELECOMMUNICATION SERVICES - 0.3%
Wireless Telecommunication Services - 0.3%
Syniverse Holdings, Inc. (a)	82,600	1,462,846
Wireless Facilities, Inc. (a)	163,300	713,621
		2,176,467
TOTAL COMMON STOCKS (Cost $893,304,036)		929,690,917
Convertible Preferred Stocks - 0.0%

INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Chorum Technologies, Inc. Series E (a)(f) (Cost $258,032)	17,200	0
Convertible Bonds - 0.1%
	Principal Amount
INFORMATION TECHNOLOGY - 0.1%
Communications Equipment - 0.1%
CIENA Corp. 0.25% 5/1/13 (Cost $1,270,000)	$ 1,270,000	1,123,188
Money Market Funds - 3.8%
	Shares	Value
Fidelity Cash Central Fund, 4.8% (b)	21,208,492	$ 21,208,492
Fidelity Securities Lending Cash Central Fund, 4.83% (b)(c)	14,375,706	14,375,706
TOTAL MONEY MARKET FUNDS (Cost $35,584,198)		35,584,198
TOTAL INVESTMENT PORTFOLIO - 103.7% (Cost $930,416,266)	966,398,303
NET OTHER ASSETS - (3.7)%	(34,185,916)
NET ASSETS - 100%	$ 932,212,387
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $913,589 or 0.1% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,003,000 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Chorum Technologies, Inc. Series E	9/19/00	$ 258,032
ITF Optical Technologies, Inc. Series A	10/11/00	$ 1,711,500
OZ Optics Ltd. unit	8/18/00	$ 1,003,680
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 269,142
Fidelity Securities Lending Cash Central Fund	274,587
Total	$ 543,729
Income Tax Information

At April 30, 2006, the aggregate cost of investment securities for income tax purposes was $933,059,105. Net unrealized appreciation aggregated $33,339,198, of which $81,671,858 related to appreciated investment securities and $48,332,660 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor Telecommunications &
Utilities Growth Fund
Class A
Class T
Class B
Class C
Institutional Class

April 30, 2006

1.800331.102

AFUG-QTLY-0606

Investments April 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
CONSUMER DISCRETIONARY - 0.9%
Media - 0.9%
EchoStar Communications Corp. Class A (a)	34,800	$ 1,075,320
The DIRECTV Group, Inc. (a)	41,700	712,236
		1,787,556
TELECOMMUNICATION SERVICES - 62.9%
Diversified Telecommunication Services - 48.9%
Alaska Communication Systems Group, Inc.	171,600	2,163,876
AT&T, Inc.	934,788	24,500,793
BellSouth Corp.	689,300	23,284,554
Cbeyond Communications, Inc.	105,500	2,083,625
Cincinnati Bell, Inc. (a)	163,300	685,860
NTELOS Holding Corp.	9,300	130,107
Qwest Communications International, Inc. (a)	1,362,000	9,139,020
TELUS Corp. (non-vtg.)	29,600	1,223,184
Time Warner Telecom, Inc. Class A (sub. vtg.) (a)	54,300	910,611
Verizon Communications, Inc.	831,017	27,448,491
		91,570,121
Wireless Telecommunication Services - 14.0%
ALLTEL Corp.	91,889	5,914,895
American Tower Corp. Class A (a)	20,020	683,483
Crown Castle International Corp. (a)	28,300	952,295
Dobson Communications Corp. Class A (a)	153,400	1,380,600
Sprint Nextel Corp.	697,252	17,291,850
		26,223,123
TOTAL TELECOMMUNICATION SERVICES		117,793,244
UTILITIES - 35.9%
Electric Utilities - 18.3%
Allegheny Energy, Inc. (a)	97,000	3,456,110
Edison International	38,500	1,555,785
Entergy Corp.	82,400	5,763,056
Exelon Corp.	152,100	8,213,400
FirstEnergy Corp.	115,500	5,857,005

	Shares	Value
FPL Group, Inc.	109,900	$ 4,352,040
Northeast Utilities	15,000	302,250
PPL Corp.	45,400	1,318,416
Southern Co.	105,800	3,409,934
		34,227,996
Gas Utilities - 0.1%
UGI Corp.	12,400	277,760
Independent Power Producers & Energy Traders - 9.3%
AES Corp. (a)	311,300	5,282,761
Constellation Energy Group, Inc.	37,100	2,037,532
Mirant Corp. (a)	189,000	4,641,840
NRG Energy, Inc. (a)	40,000	1,903,600
TXU Corp.	71,800	3,563,434
		17,429,167
Multi-Utilities - 8.2%
CMS Energy Corp. (a)	111,690	1,487,711
Dominion Resources, Inc.	34,200	2,560,554
Duke Energy Corp.	64,900	1,889,888
Public Service Enterprise Group, Inc.	116,000	7,273,200
Sempra Energy	45,100	2,075,502
		15,286,855
Water Utilities - 0.0%
Aqua America, Inc.	75	1,793
TOTAL UTILITIES		67,223,571
TOTAL COMMON STOCKS (Cost $172,722,410)		186,804,371
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $172,722,410)	186,804,371
NET OTHER ASSETS - 0.3%	545,783
NET ASSETS - 100%	$ 187,350,154
Legend
(a) Non-income producing
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 60,372
Fidelity Securities Lending Cash Central Fund	6,827
Total	$ 67,199
Income Tax Information

At April 30, 2006, the aggregate cost of investment securities for income tax purposes was $175,730,420. Net unrealized appreciation aggregated $11,073,951, of which $22,904,966 related to appreciated investment securities and $11,831,015 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series VII's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series VII

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	June 26, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	June 26, 2006
By:	/s/Paul M. Murphy
Paul M. Murphy
Chief Financial Officer

Date:	June 26, 2006